Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

Defiance Daily Target 1.5X Short MSTR ETF (the “Fund”)
listed on The Nasdaq Stock Market, LLC

October 3, 2024

Supplement to the Prospectus and

Statement of Additional Information (SAI),

each dated June 17, 2024

Effective immediately, all references to the Fund’s fiscal year end throughout the Prospectus and SAI are hereby deleted and replaced with April 30, with the first fiscal year ending April 30, 2025.

Effective immediately, the date on the cover page of the SAI is corrected to reflect a date of June 17, 2024.

Please retain this Supplement for future reference.